Deposits and Subordinated Debt - Subordinated Debt - Additional Information (Detail) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
	Aug. 01, 2019	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Subordinated Liabilities [line items]
Issue of subordinated debt	$ 0	$ 0	$ 0	$ 0	$ 1,566
Redemption of subordinated debt		$ 0	$ 0	$ 0	$ 900
3.12% Series - H Medium term Notes First Tranche | Extinguishment of debt [member]
Subordinated Liabilities [line items]
Redemption of subordinated debt	$ 1,000
Subordinated debt, interest rate	3.12%
Subordinated debt, redemption date	Sep. 19, 2019